                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Kingdon Capital Management, L.L.C.
Address: 152 West 57th Street
         New York, New York  10019


Form 13F File Number: 28-3496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter J. Cobos
Title:   Chief Financial Officer
Phone:   (212) 333-0100

Signature, Place, and Date of Signing:

    /s/ Peter J. Cobos     New York, New York   May 8, 2001
    _____________________  __________________   _________________
         [Signature]          [City, State]       [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     145

Form 13F Information Table Value Total:     $1,466,216,056


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         1         28-3498                  Mark Kingdon



























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

                                                KINGDON CAPITAL MANAGEMENT, LLC.
                                                            FORM 13F
                                                         March 31, 2001
  COLUMN 1           COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7      COLUMN 8

                                                          SHRS
                     TITLE                    MARKET      OR       SH/ PUT    INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER       OF CLASS      CUSIP      VALUE       PRN AMT  PRN CALL   DISCRETION     MGRS    SOLE    SHARED    NONE
--------------       --------      -----      -------     ------   --------   ----------     ----    ----------------------

 Abercrombie &
  Fitch             Common Stock   00289620  16,350,000    500,000  SH           x           1                x
 Adelphia Comm.
  Corp.             Common Stock   00684810  14,175,000    350,000  SH           x           1                x
 AdvancePCS         Common Stock   00790K10   6,947,031    128,500  SH           x           1                x
 Agere Systems
  Inc. 'A'          Class A Stock  00845V10  15,604,500  2,525,000  SH           x           1                x
 Allergan Inc.      Common Stock   01849010  15,808,780    213,200  SH           x           1                x
 Allied Waste       Common Stock   01958930  31,360,000  2,000,000  SH           x           1                x
 Alza Corp.         Common Stock   02261510   8,100,000    200,000  SH           x           1                x
 America Movil ADR  ADR            02364W10   3,662,500    250,000  SH           x           1                x
 American Home
  Products          Common Stock   02660910  11,750,000    200,000  SH           x           1                x
 Amgen              Common Stock   03116210  22,089,925    367,400  SH           x           1                x
 AMR Corp.          Common Stock   00176510  14,048,000    400,000  SH           x           1                x
 Anadarko
  Petroleum         Common Stock   03251110  15,695,000    250,000  SH           x           1                x
 ANADIGICS Inc.     Common Stock   03251510   4,941,563    376,500  SH           x           1                x
 AntiGenics Inc     Common Stock   03703210   3,689,586    308,752  SH           x           1                x
 AOL Time Warner    Common Stock   00184A10  20,075,000    500,000  SH           x           1                x
 Apogent Tech.
  Inc.              Common Stock   03760A10   7,610,240    376,000  SH           x           1                x
 Applera Corp.      Common Stock   03802020   9,255,000    300,000  SH           x           1                x
 Applied Materials  Common Stock   03822210  13,050,000    300,000  SH           x           1                x
 Arbitron Inc.      Common Stock   03875Q10  20,165,000  1,090,000  SH           x           1                x
 ARV Assisted
  Living            Common Stock   00204C10     540,190    771,700  SH           x           1                x
 Atlantic Coast
  Airlines          Common Stock   04839610   8,450,000    400,000  SH           x           1                x
 Autodesk Inc.      Common Stock   05276910   1,726,300     56,600  SH           x           1                x
 Avici Sys. Inc.    Common Stock   05367L10   3,443,200    430,400  SH           x           1                x
 Bally Total
  Fitness           Common Stock   05873K10  34,571,355  1,173,900  SH           x           1                x
 BankAmerica Corp.  Common Stock   06050510  21,900,000    400,000  SH           x           1                x
 Bear Stearns Co.   Common Stock   07390210  13,722,000    300,000  SH           x           1                x





                                4




 Berkshire Hathaway
  Inc.              Common Stock   08467010  22,907,500        350  SH           x           1                x
 Black & Decker     Common Stock   09179710   5,512,500    150,000  SH           x           1                x
 Cardinal Health
  Inc.              Common Stock   14149Y10  14,512,500    150,000  SH           x           1                x
 Cemex ADR          ADR            15129088   3,225,000    150,000  SH           x           1                x
 Cendant Corp.      Common Stock   15131310  11,672,000    800,000  SH           x           1                x
 Century Aluminum   Common Stock   15643110   5,600,000    350,000  SH           x           1                x
 Ceragon Networks
  Ltd.              Common Stock   M2201310   2,818,406    455,500  SH           x           1                x
 Check Point
  Software          Common Stock   M2246510   7,125,000    150,000  SH           x           1                x
 Clear Channel
  Comm.             Common Stock   18450210  14,973,750    275,000  SH           x           1                x
 Comcast Corp.      Common Stock   20030020  20,968,750    500,000  SH           x           1                x
 Community Health
  Sys.              Common Stock   20366810   4,597,050    161,300  SH           x           1                x
 CompuCredit Corp.  Common Stock   20478N10   3,798,419    500,200  SH           x           1                x
 Continental
  Airlines          Common Stock   21079530  12,200,580    294,700  SH           x           1                x
 COR Therapeutics   Common Stock   21775310   1,406,250     62,500  SH           x           1                x
 Corvis Corp.       Common Stock   22100910   8,085,996  1,150,000  SH           x           1                x
 CV Therapeutics    Common Stock   12666710   8,234,375    250,000  SH           x           1                x
 Dow Chemical       Common Stock   26054310   9,471,000    300,000  SH           x           1                x
 eBay Inc.          Common Stock   27864210   9,110,725    252,200  SH           x           1                x
 Eli Lilly & Co.    Common Stock   53245710   7,666,000    100,000  SH           x           1                x
 Enchira Biotech.
  Corp.             Common Stock   29251Q10     968,800  1,000,000  SH           x           1                x
 Fed. Dept. Stores  Common Stock   31410H10  12,465,000    300,000  SH           x           1                x
 Finisar Corp.      Common Stock   31787A10   2,747,500    280,000  SH           x           1                x
 Flamel Tech. ADR   ADR            33848810   2,055,938    645,000  SH           x           1                x
 FMC Corp.          Common Stock   30249130   7,467,096    101,400  SH           x           1                x
 Ford Motor Co.     Common Stock   34537086  19,684,000    700,000  SH           x           1                x
 Forest Labs Inc.   Common Stock   34583810  10,130,040    171,000  SH           x           1                x
 Fresenius D        Class D
                    Preferred
                    Stock          35802920      15,842    416,900  SH           x           1                x
 Galileo Int'l
  Inc.              Common Stock   36354710  15,857,790    724,100  SH           x           1                x
 Gap Inc.           Common Stock   36476010   7,116,000    300,000  SH           x           1                x
 Gemstar -
  TV Guide          Common Stock   36866W10  17,554,750    610,600  SH           x           1                x
 Genentech Inc.     Common Stock   36871040  10,100,000    200,000  SH           x           1                x
 General Motors
  Corp.             Common Stock   37044210  20,740,000    400,000  SH           x           1                x
 Goldman Sachs      Common Stock   38141G10  42,550,000    500,000  SH           x           1                x
 Grupo Televisa
  ADR               ADR            40049J20   5,011,500    150,000  SH           x           1                x





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

 Harley Davidson
  Inc.              Common Stock   41282210  15,180,000    400,000  SH           x           1                x
 Harrahs
  Entertaiment      Common Stock   41361910   5,886,000    200,000  SH           x           1                x
 Hartford
  Financial         Common Stock   41651510  11,800,000    200,000  SH           x           1                x
 Health Mgmt. Sys.  Common Stock   42219M10     464,085    450,000  SH           x           1                x
 HomeStore.com
  Inc.              Common Stock   43785210   7,106,250    300,000  SH           x           1                x
 Housing Bank ADR   ADR            40400820     407,340     52,560  SH           x           1                x
 Human Genome
  Science           Common Stock   44490310   6,679,313    145,400  SH           x           1                x
 ICN Pharm. Inc.    Common Stock   44892410   8,074,025    317,500  SH           x           1                x
 IMC Global Inc.    Common Stock   44966910   2,472,300    201,000  SH           x           1                x
 Immunex Corp.      Common Stock   45252810   7,125,000    500,000  SH           x           1                x
 Impax
  Laboratories      Common Stock   45256B10  13,764,706  1,882,353  SH           x           1                x
 Infosys Tech.
  Ltd.              ADR            45678810   2,993,350     45,700  SH           x           1                x
 Ingersoll Rand     Common Stock   45686610   7,942,000    200,000  SH           x           1                x
 Kana Comm.         Common Stock   48360010     571,890    300,000  SH           x           1                x
 Kmart Corp.        Common Stock   48258410   9,471,440  1,007,600  SH           x           1                x
 Kroger Co.         Common Stock   50104410   5,158,000    200,000  SH           x           1                x
 Landamerica
  Financial         Common Stock   51493610   7,116,000    200,000  SH           x           1                x
 Laser Mortgage     Common Stock   51806D10   4,380,992  1,117,600  SH           x           1                x
 Lehman Brothers    Common Stock   52490810  28,215,000    450,000  SH           x           1                x
 Level 3 Comm.
  Inc.              Common Stock   52729N10   5,872,400    339,200  SH           x           1                x
 LifeF/X            Common Stock   53218N10   1,558,620    700,000  SH           x           1                x
 LifePoint
  Hospitals         Common Stock   53219L10   4,433,000    124,000  SH           x           1                x
 Limited            Common Stock   53271610  11,004,000    700,000  SH           x           1                x
 Lincare Holdings   Common Stock   53279110   7,931,250    150,000  SH           x           1                x
 Liz Claiborne
  Inc.              Common Stock   53932010   2,352,500     50,000  SH           x           1                x
 Lousiana Pacific
  Corp.             Common Stock   54634710   6,727,000    700,000  SH           x           1                x
 Lowes Co. Inc.     Common Stock   54866110   1,256,675     21,500  SH           x           1                x
 Luminent Inc.      Common Stock   55027R10   1,832,847    690,000  SH           x           1                x
 Masco Corp.        Common Stock   57459910   9,656,000    400,000  SH           x           1                x
 Maxim Integrated   Common Stock   57772K10  10,397,499    250,000  SH           x           1                x
 Merck & Co.        Common Stock   58933110  18,975,000    250,000  SH           x           1                x
 Merrill Lynch      Common Stock   59018810   9,695,000    175,000  SH           x           1                x
 Methode Elec.
  Inc.              Common Stock   59152020   3,776,250    212,000  SH           x           1                x
 Millipore Corp.    Common Stock   60107310   8,234,280    178,000  SH           x           1                x
 Morgan Stanley
  Dean Witter       Common Stock   61744644  26,750,000    500,000  SH           x           1                x
 Netegrity Inc.     Common Stock   64110P10  10,385,938    425,000  SH           x           1                x
 New Focus Inc.     Common Stock   64438310   3,184,950    255,000  SH           x           1                x

 Next Level Comm.   Common Stock   65333U10   2,199,750    419,000  SH           x           1                x
 Niagara Mohawk
  Holdings          Common Stock   65352010  17,388,410  1,028,900  SH           x           1                x
 Nokia Corp. ADR    ADR            65490220   2,616,000    109,000  SH           x           1                x
 NRG Energy Inc.    Common Stock   62937710  18,345,600    504,000  SH           x           1                x
 Ocean Energy Inc.  Common Stock   67481E10   8,275,000    500,000  SH           x           1                x
 Office Depot       Common Stock   67622010   4,375,000    500,000  SH           x           1                x
 Orion Power
  Holdings Inc.     Common Stock   68628610  35,305,000  1,150,000  SH           x           1                x
 Outback Steakhouse
  Inc.              Common Stock   68989910   2,546,000    100,000  SH           x           1                x
 Packaging Corp.
  of Amer.          Common Stock   69515610  24,022,680  1,819,900  SH           x           1                x
 Peoplesoft Inc.    Common Stock   71271310   5,843,750    250,000  SH           x           1                x
 Pfizer Inc.        Common Stock   71708110  16,380,000    400,000  SH           x           1                x
 Phillip Morris     Common Stock   71815410  59,312,500  1,250,000  SH           x           1                x
 Phillips Petroleum
  Co.               Common Stock   71850710   1,101,000     20,000  SH           x           1                x
 Pohang Iron &
  Steel ADR         ADR            73045010   5,299,738    295,250  SH           x           1                x
 PPG Industries
  Inc.              Common Stock   69350610   6,106,925    132,500  SH           x           1                x
 Praecis Pharm.
  Inc.              Common Stock   73942110   6,459,375    325,000  SH           x           1                x
 Precise Software
  Solution          Common Stock   M4145010   4,518,750    300,000  SH           x           1                x
 Proton Energy      Preferred
  Sys.              Stock          74371K10   1,375,461    285,715  SH           x           1                x
 Radio One Inc.     Common Stock   75040P10   5,330,219    303,500  SH           x           1                x
 Radio One Inc.'
  on-Voting         Common Stock   75040P40   8,820,600    578,400  SH           x           1                x
 Renal Care
  Group Inc.        Common Stock   75993010   5,018,022    187,100  SH           x           1                x
 Republic Services
  Inc.              Common Stock   76075910  17,036,250    908,600  SH           x           1                x
 Ross Stores        Common Stock   77829610   9,306,375    498,000  SH           x           1                x
 Safeway Inc.       Common Stock   78651420  11,030,000    200,000  SH           x           1                x
 SeeBeyond Tech.    Common Stock   81570410   6,730,388    533,100  SH           x           1                x
 Siebel Sys. Inc.   Common Stock   82617010   1,359,500     50,000  SH           x           1                x
 Six Flags Inc.     Common Stock   83001P10   6,385,500    330,000  SH           x           1                x
 Skywest Inc.       Common Stock   83087910  15,681,706    676,300  SH           x           1                x
 SmartForce ADR     ADR            83170A20   3,915,344    174,500  SH           x           1                x
 Smurfit Stone      Common Stock   83272710   7,187,400    540,000  SH           x           1                x
 Sorrento
  Networks          Common Stock   83586Q10   2,070,863    338,100  SH           x           1                x
 SPX Corp.          Common Stock   78463510   3,267,360     36,000  SH           x           1                x
 Stillwater Mining  Common Stock   86074Q10  10,820,000    400,000  SH           x           1                x
 Tektronix Inc.     Common Stock   87913110   5,594,450    205,000  SH           x           1                x





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

 Telefono Mexico
  ADR               ADR            87940378   7,885,000    250,000  SH           x           1                x
 Teradyne Inc.      Common Stock   88077010   6,930,000    210,000  SH           x           1                x
 Terra Networks
  S.A.              Common Stock   88100W10   5,070,340    550,000  SH           x           1                x
 Thermo Electron
  Corp              Common Stock   88355610   7,868,000    350,000  SH           x           1                x
 Time Warner
  Telecom           Common Stock   88731910   2,127,938     58,500  SH           x           1                x
 TJX Co.            Common Stock   87254010  12,800,000    400,000  SH           x           1                x
 TNOX Apr 25                       87588Q95     537,500      1,000      PUTS     x           1                x
 Tosco Corp.        Common Stock   89149030  25,656,000    600,000  SH           x           1                x
 Triquint
  Semiconductor     Common Stock   89674K10   4,425,000    300,000  SH           x           1                x
 TRW Inc.           Common Stock   87264910  10,200,000    300,000  SH           x           1                x
 UST Inc.           Common Stock   90291110     213,355      7,100  SH           x           1                x
 Venator Group      Common Stock   92294410  18,410,580  1,334,100  SH           x           1                x
 Vignette Corp.     Common Stock   92673410   5,166,300    810,400  SH           x           1                x
 Waste Management
  Inc               Common Stock   94106L10  41,990,000  1,700,000  SH           x           1                x

                                          1,466,216,056             SH
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